Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Condensed Consolidated Balance Sheets
Related party transactions included in the Consolidated Balance Sheets, excluding the Company’s investments and equity method investments, are summarized below (in thousands):

	Joyn	Motif	Genomatica	Allonnia	Synlogic	Total
Balances as of December 31, 2020
Accounts receivable, net	$—	$2,403	$1,500	$1,309	$—	$5,212
Prepaid expenses and other current assets	$24	$232	$—	$13	$—	$269
Deferred revenue, current and non-current	$9,862	$53,952	$30,128	$26,064	$72	$120,078

Balances as of December 31, 2019
Accounts receivable, net	$163	$4,054	$—	$—	$—	$4,217
Deferred revenue, current and non-current	$17,135	$62,513	$38,059	$24,480	$144	$142,331

Summary of Condensed Consolidated Statements of Operations and Comprehensive Loss
Related party transactions included in the Consolidated Statements Operations and Comprehensive Loss, excluding the losses on the Company’s investments and equity method investments, are summarized below (in thousands):

	Joyn	Motif	Genomatica	Allonnia	Synlogic	Glycosyn	Total
For the Year Ended December 31, 2020
Foundry revenue	$7,273	$20,798	$9,431	$4,960	$73	$—	$42,535
Other income, net	$407	$314	$—	$—	$—	$—	$721

For the Year Ended December 31, 2019
Foundry revenue	$9,349	$18,986	$6,248	$—	$17	$668	$35,268
Interest income	$—	$—	$—	$—	$—	$163	$163
Other income, net	$222	$42	$—	$—	$—	$1,530	$1,794

Summary of Related Party Transactions Included in the Changes in Operating Assets And Liabilities in the Consolidated Statements of Cash Flows
Related party transactions included in the changes in operating assets and liabilities in the Consolidated Statements of Cash Flows are summarized below (in thousands):

	Joyn	Motif	Genomatica	Allonnia	Synlogic	Glycosyn	Total
For the Year Ended December 31, 2020
Accounts receivable, net	$163	$1,651	$(1,500)	$(1,309)	$—	$—	$(995)
Prepaid expenses and other current assets	$(24)	$(232)	$—	$(13)	$—	$—	$(269)
Deferred revenue, current and non-current	$(7,273)	$(8,561)	$(7,931)	$1,584	$(72)	$—	$(22,253)

For the Year Ended December 31, 2019
Accounts receivable, net	$(54)	$(2,035)	$8	$—	$—	$(140)	$(2,221)
Deferred revenue, current and non-current	$5,719	$9	$(2,232)	$—	$144	$(528)	$3,112